GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Golar LNG Partners LP (the “Partnership”, “we”, “our”, or “us”) was initially formed as an indirect wholly-owned subsidiary of Golar LNG Limited (“Golar”) in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly owned and partially owned subsidiaries of Golar.

References to Golar in these consolidated financial statements refer, depending on the context to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.

We completed our initial public offering (IPO) in April 2011. Our common units are traded on the NASDAQ under the symbol: GMLP.

As of December 31, 2016 and 2015, Golar holds a 33.9% and 30.6% ownership interest (including a 2% general partner interest) and 100% of the incentive distributions rights (“IDRs”) of the Partnership.

As of December 31, 2016, we operated a fleet of six FSRUs (excluding the Golar Tundra) (see note 5) and four LNG carriers. Our vessels operate under charter contracts with expiration dates between 2017 and 2025.

The consolidated financial statements have been prepared assuming that we will continue as a going concern. As of December 31, 2016, we recorded net current liabilities of $39.5 million. To address anticipated capital requirements over the next 12 months, in February 2017, we completed the issuance and sale of the 2017 Norwegian Bonds, which generated gross proceeds of $250.0 million. The proceeds of the sale of the 2017 Norwegian Bonds will be used to repurchase the High-Yield Bonds and to settle the related cross currency interest rate swap, both of which mature in October 2017 (see note 30). In addition, in February 2017, we sold 5,175,000 common units in an underwritten public offering and 94,714 general partners units, generating proceeds of $119.4 million net of underwriters’ fees (see note 30).

Furthermore, included within current liabilities are: (i) mark-to-market valuations of our swap derivatives of $6.1 million maturing between 2018 and 2023; (ii) mark-to-market valuation for our cross-currency interest rate swap related to our High-Yield Bonds of $81.5 million; and (iii) deferred revenue of $13.6 million which relates to charter-hire received in advance from our charterers. No cash outflows are expected in respect of deferred drydocking and operating cost revenues.

The cash expected to be generated from operations (assuming the current rates earned from existing charters continues) will be sufficient to cover our operational cash outflows and our ongoing obligations under our financing commitments to service our debt interest, make scheduled loan repayments and pay cash distributions. Accordingly, as of April 24, 2017, we believe our current resources, including our undrawn revolving credit facilities of $150.0 million, are sufficient to meet our working capital requirements for at least the next twelve months.